UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Street

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

WESTERN ASSET FUND, INC.

WESTERN ASSET HIGH YIELD PORTFOLIO

FORM N-Q

MARCH 31, 2011

WESTERN ASSET HIGH YIELD PORTFOLIO

Schedule of investments (unaudited)	March 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
CORPORATE BONDS & NOTES - 84.0%
CONSUMER DISCRETIONARY - 19.6%
Auto Components - 0.1%
Hertz Holdings Netherlands BV, Senior Secured Bonds	8.500%	7/31/15	310,000	EUR	$472,282	(a)

Automobiles - 1.2%
Ford Motor Credit Co., LLC, Senior Notes	12.000%	5/15/15	3,555,000		4,474,504
Motors Liquidation Co., Senior Debentures	8.250%	7/15/23	1,320,000		376,200	(b)
Motors Liquidation Co., Senior Notes	7.200%	1/15/11	4,090,000		1,175,875	(c)
Motors Liquidation Co., Senior Notes	8.375%	7/15/33	2,455,000		730,363	(b)

Total Automobiles					6,756,942

Diversified Consumer Services - 1.1%
Service Corp. International, Senior Notes	7.500%	4/1/27	3,437,000		3,265,150
Sotheby’s, Senior Notes	7.750%	6/15/15	1,750,000		1,935,938
Stonemor Operating LLC/Cornerstone Family Services of WV/Osiris Holding, Senior Notes	10.250%	12/1/17	980,000		1,006,950

Total Diversified Consumer Services					6,208,038

Hotels, Restaurants & Leisure - 7.5%
Ameristar Casinos Inc., Senior Notes	7.500%	4/15/21	1,220,000		1,209,325	(a)
Boyd Gaming Corp., Senior Subordinated Notes	7.125%	2/1/16	385,000		366,712
CCM Merger Inc., Notes	8.000%	8/1/13	3,735,000		3,716,325	(a)
CityCenter Holdings LLC / CityCenter Finance Corp., Senior Secured Notes	10.750%	1/15/17	2,560,000		2,643,200	(a)(d)
Downstream Development Quapaw, Senior Notes	12.000%	10/15/15	1,345,000		1,418,975	(a)
El Pollo Loco Inc., Senior Notes	11.750%	11/15/13	3,696,000		3,437,280
El Pollo Loco Inc., Senior Secured Notes	11.750%	12/1/12	310,000		322,012
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp.	10.250%	6/15/15	1,455,000		7,275	(a)(b)
Harrah’s Operating Co. Inc., Senior Bonds	5.625%	6/1/15	7,798,000		6,218,905
Harrah’s Operating Co. Inc., Senior Notes	10.750%	2/1/16	1,260,000		1,178,100
Hoa Restaurant Group LLC/Hoa Finance Corp., Senior Secured Notes	11.250%	4/1/17	1,050,000		1,071,000	(a)
Inn of the Mountain Gods Resort & Casino, Senior Secured Notes	1.250%	11/30/20	1,597,000		870,365	(a)(d)
Inn of the Mountain Gods Resort & Casino, Senior Secured Notes	8.750%	11/30/20	2,041,000		2,005,282	(a)
Landry’s Holdings Inc., Senior Secured Notes	11.500%	6/1/14	1,600,000		1,584,000	(a)
Landry’s Restaurants Inc., Senior Secured Notes	11.625%	12/1/15	1,550,000		1,670,125
Landry’s Restaurants Inc., Senior Secured Notes	11.625%	12/1/15	410,000		441,775	(a)
MGM MIRAGE Inc., Senior Notes	5.875%	2/27/14	3,060,000		2,922,300
MGM MIRAGE Inc., Senior Notes	6.625%	7/15/15	210,000		198,975
MGM Resorts International, Senior Secured Notes	10.375%	5/15/14	260,000		297,700
MGM Resorts International, Senior Secured Notes	11.125%	11/15/17	280,000		320,600
Mohegan Tribal Gaming Authority, Senior Secured Notes	11.500%	11/1/17	190,000		192,850	(a)
Mohegan Tribal Gaming Authority, Senior Subordinated Notes	8.000%	4/1/12	4,342,000		3,875,235
NCL Corp. Ltd., Senior Notes	9.500%	11/15/18	2,770,000		2,915,425	(a)
NCL Corp. Ltd., Senior Secured Notes	11.750%	11/15/16	1,090,000		1,258,950
Pinnacle Entertainment Inc., Senior Subordinated Notes	7.500%	6/15/15	440,000		447,700
Snoqualmie Entertainment Authority, Senior Secured Notes	4.204%	2/1/14	2,755,000		2,493,275	(a)(e)
Station Casinos Inc., Senior Notes	6.000%	4/1/12	2,905,000		291	(b)(f)
Station Casinos Inc., Senior Notes	7.750%	8/15/16	2,625,000		263	(b)(f)

Station Casinos Inc., Senior Subordinated Notes	6.625%	3/15/18	890,000		89	(b)(f)

Total Hotels, Restaurants & Leisure					43,084,309

Household Durables - 0.3%
DirectBuy Holdings Inc., Senior Secured Notes	12.000%	2/1/17	1,150,000		874,000	(a)
Standard Pacific Corp., Senior Notes	8.375%	1/15/21	1,000,000		1,033,750	(a)

Total Household Durables					1,907,750

Internet & Catalog Retail - 1.2%
Netflix Inc., Senior Notes	8.500%	11/15/17	3,870,000		4,358,587

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
QVC Inc., Senior Secured Notes	7.375%	10/15/20	2,270,000	$2,366,475	(a)

Total Internet & Catalog Retail				6,725,062

Media - 3.8%
Affinity Group Inc., Senior Secured Notes	11.500%	12/1/16	820,000	861,000	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.875%	4/30/18	1,930,000	2,050,625
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	8.125%	4/30/20	1,690,000	1,837,875
Cengage Learning Acquisitions Inc., Senior Subordinated Notes	13.250%	7/15/15	3,955,000	4,152,750	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes	10.875%	9/15/14	470,000	526,400	(a)
CMP Susquehanna Corp.	3.443%	5/15/14	172,000	121,675	(a)(e)(f)
CSC Holdings LLC, Senior Notes	8.500%	6/15/15	410,000	447,925
Kabel BW Erste Beteiligungs GmbH/Kabel Baden- Wurttemberg GmbH & Co. KG, Senior Secured Notes	7.500%	3/15/19	520,000	533,000	(a)
LBI Media Inc., Senior Secured Notes	9.250%	4/15/19	1,570,000	1,573,925	(a)
Nielsen Finance LLC/Nielsen Finance Co., Senior Notes	7.750%	10/15/18	3,340,000	3,582,150	(a)
Univision Communications Inc., Senior Secured Notes	7.875%	11/1/20	2,060,000	2,178,450	(a)
UPC Holding BV, Senior Notes	9.875%	4/15/18	1,160,000	1,281,800	(a)
UPCB Finance III Ltd., Senior Secured Notes	6.625%	7/1/20	2,430,000	2,381,400	(a)
Virgin Media Finance PLC, Senior Notes	9.125%	8/15/16	585,000	620,100

Total Media				22,149,075

Multiline Retail - 0.8%
Neiman Marcus Group Inc., Senior Secured Notes	7.125%	6/1/28	4,810,000	4,401,150

Specialty Retail - 2.3%
American Greetings Corp., Senior Notes	7.375%	6/1/16	3,045,000	3,147,769
American Greetings Corp., Senior Notes	7.375%	6/1/16	575,000	571,406
American Greetings Corp., Senior Notes	7.375%	6/1/16	360,000	357,750
Edcon Proprietary Ltd., Senior Secured Notes	9.500%	3/1/18	2,400,000	2,400,000	(a)
Michaels Stores Inc., Senior Subordinated Notes, step bond	0.000%	11/1/16	4,110,000	4,192,200
PETCO Animal Supplies Inc., Senior Notes	9.250%	12/1/18	2,650,000	2,835,500	(a)

Total Specialty Retail				13,504,625

Textiles, Apparel & Luxury Goods - 1.3%
Burlington Coat Factory Warehouse Corp., Senior Notes	10.000%	2/15/19	1,070,000	1,037,900	(a)
Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes	11.375%	2/1/17	410,000	434,600	(a)
Giraffe Acquisition Corp., Senior Notes	9.125%	12/1/18	2,780,000	2,696,600	(a)
Oxford Industries Inc., Senior Secured Notes	11.375%	7/15/15	3,080,000	3,441,900

Total Textiles, Apparel & Luxury Goods				7,611,000

TOTAL CONSUMER DISCRETIONARY				112,820,233

CONSUMER STAPLES - 1.6%
Food Products - 1.3%
Blue Merger Sub Inc., Senior Notes	7.625%	2/15/19	2,580,000	2,615,475	(a)
Bumble Bee Acquisiton Co., Senior Secured Notes	9.000%	12/15/17	890,000	925,600	(a)
Simmons Foods Inc., Senior Secured Notes	10.500%	11/1/17	3,655,000	3,938,263	(a)

Total Food Products				7,479,338

Tobacco - 0.3%
Alliance One International Inc., Senior Notes	10.000%	7/15/16	1,440,000	1,459,800

TOTAL CONSUMER STAPLES				8,939,138

ENERGY - 14.1%
Energy Equipment & Services - 2.0%
Complete Production Services Inc., Senior Notes	8.000%	12/15/16	2,166,000	2,285,130
GulfMark Offshore Inc., Senior Subordinated Notes	7.750%	7/15/14	1,790,000	1,825,800
Hercules Offshore LLC, Senior Secured Notes	10.500%	10/15/17	2,770,000	2,839,250	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Key Energy Services Inc., Senior Notes	6.750%	3/1/21	1,430,000	$1,455,025
Parker Drilling Co., Senior Notes	9.125%	4/1/18	1,900,000	2,042,500
Precision Drilling Corp., Senior Notes	6.625%	11/15/20	1,260,000	1,297,800	(a)

Total Energy Equipment & Services				11,745,505

Oil, Gas & Consumable Fuels - 12.1%
Belden & Blake Corp., Secured Notes	8.750%	7/15/12	4,480,000	4,480,000
Berry Petroleum Co., Senior Notes	10.250%	6/1/14	1,220,000	1,415,200
Berry Petroleum Co., Senior Notes	6.750%	11/1/20	300,000	309,375
Chesapeake Energy Corp., Senior Notes	6.875%	8/15/18	840,000	913,500
Chesapeake Energy Corp., Senior Notes	7.250%	12/15/18	1,635,000	1,827,112
Chesapeake Energy Corp., Senior Notes	6.625%	8/15/20	2,020,000	2,151,300
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	150,000	154,875
Compagnie Generale de Geophysique-Veritas, Senior Notes	9.500%	5/15/16	1,015,000	1,131,725
Compagnie Generale de Geophysique-Veritas, Senior Notes	7.750%	5/15/17	110,000	115,638
Concho Resources Inc., Senior Notes	7.000%	1/15/21	1,460,000	1,536,650
CONSOL Energy Inc., Senior Notes	8.250%	4/1/20	2,340,000	2,594,475
Copano Energy LLC, Senior Notes	7.125%	4/1/21	850,000	860,625
Corral Petroleum Holdings AB, Senior Bonds	2.000%	9/18/11	3,618,349	3,437,432	(a)(d)
Crosstex Energy LP/Crosstex Energy Finance Corp., Senior Notes	8.875%	2/15/18	1,230,000	1,340,700
Denbury Resources Inc., Senior Subordinated Notes	8.250%	2/15/20	2,232,000	2,494,260
Energy Transfer Equity LP, Senior Notes	7.500%	10/15/20	1,570,000	1,707,375
Enterprise Products Operating LLP, Junior Subordinated Notes	8.375%	8/1/66	2,145,000	2,316,600	(e)
Enterprise Products Operating LLP, Subordinated Notes	7.034%	1/15/68	295,000	306,063	(e)
EXCO Resources Inc., Senior Notes	7.500%	9/15/18	3,350,000	3,400,250
James River Escrow Inc., Senior Notes	7.875%	4/1/19	770,000	796,950	(a)
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	8.625%	4/15/20	890,000	987,900	(a)
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	7.750%	2/1/21	1,180,000	1,259,650	(a)
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	8.750%	4/15/18	840,000	915,600
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	6.750%	11/1/20	470,000	481,750
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	6.500%	8/15/21	1,290,000	1,288,387
MEG Energy Corp., Senior Notes	6.500%	3/15/21	2,020,000	2,052,825	(a)
Murray Energy Corp., Senior Secured Notes	10.250%	10/15/15	1,940,000	2,085,500	(a)
Offshore Group Investments Ltd., Senior Secured Notes	11.500%	8/1/15	3,260,000	3,618,600	(a)
Overseas Shipholding Group Inc., Senior Notes	8.125%	3/30/18	1,910,000	1,876,575
Peabody Energy Corp., Senior Notes	7.875%	11/1/26	2,720,000	3,063,400
Petroplus Finance Ltd., Senior Notes	6.750%	5/1/14	1,085,000	1,063,300	(a)
Pioneer Natural Resources Co., Senior Notes	6.650%	3/15/17	1,000,000	1,084,927
Plains Exploration & Production Co., Senior Notes	10.000%	3/1/16	1,460,000	1,646,150
Plains Exploration & Production Co., Senior Notes	8.625%	10/15/19	165,000	183,563
PT Adaro Indonesia, Senior Notes	7.625%	10/22/19	700,000	773,500	(a)
Quicksilver Resources Inc., Senior Notes	11.750%	1/1/16	2,865,000	3,337,725
Quicksilver Resources Inc., Senior Notes	9.125%	8/15/19	100,000	108,875
Range Resources Corp., Senior Subordinated Notes	8.000%	5/15/19	380,000	418,950
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	6.875%	12/1/18	1,550,000	1,650,750
SandRidge Energy Inc., Senior Notes	7.500%	3/15/21	2,830,000	2,936,125	(a)
Teekay Corp., Senior Notes	8.500%	1/15/20	1,690,000	1,831,537
TNK-BP Finance SA, Senior Notes	7.875%	3/13/18	1,304,000	1,493,080	(a)
TNK-BP Finance SA, Senior Notes	7.875%	3/13/18	335,000	383,575	(a)
Venoco Inc., Senior Notes	8.875%	2/15/19	280,000	280,000	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Whiting Petroleum Corp., Senior Subordinated Notes	6.500%	10/1/18	1,380,000		$1,428,300

Total Oil, Gas & Consumable Fuels					69,540,649

TOTAL ENERGY					81,286,154

FINANCIALS - 5.4%
Commercial Banks - 1.8%
BAC Capital Trust VI, Capital Securities, Junior Subordinated Notes	5.625%	3/8/35	1,670,000		1,457,327
BankAmerica Institutional Capital A, Junior Subordinated Bonds	8.070%	12/31/26	660,000		676,500	(a)
BankAmerica Institutional Capital B, Junior Subordinated Bonds	7.700%	12/31/26	300,000		305,250	(a)
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/16	1,180,000		1,181,475
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/17	1,700,000		1,702,125
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	960,000		1,027,200	(a)(e)(g)
NB Capital Trust II, Junior Subordinated Notes	7.830%	12/15/26	780,000		797,550
NB Capital Trust IV, Junior Subordinated Notes	8.250%	4/15/27	1,210,000		1,243,275
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	960,000		897,600	(e)(g)
Santander Finance Preferred SA Unipersonal, Junior Subordinated Notes	10.500%	9/29/14	990,000		1,119,937	(e)(g)

Total Commercial Banks					10,408,239

Consumer Finance - 1.4%
Ally Financial Inc., Debentures	0.000%	6/15/15	670,000		521,762
Ally Financial Inc., Senior Notes	7.500%	9/15/20	4,300,000		4,584,875	(a)
Ally Financial Inc., Senior Notes	8.000%	11/1/31	80,000		87,200
Ford Motor Credit Co., LLC, Senior Notes	7.000%	4/15/15	1,190,000		1,288,087
GMAC International Finance BV, Senior Bonds	7.500%	4/21/15	820,000	EUR	1,227,472
SLM Corp., Medium-Term Notes	8.000%	3/25/20	200,000		218,000
SLM Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	230,000		257,600

Total Consumer Finance					8,184,996

Diversified Financial Services - 2.0%
Bank of America Corp., Notes, Preferred Securities	8.000%	1/30/18	640,000		688,237	(e)(g)
Bankrate Inc., Senior Secured Notes	11.750%	7/15/15	820,000		932,750	(a)
Capital One Capital V, Junior Subordinated Notes, Cumulative Trust Preferred Securities	10.250%	8/15/39	960,000		1,041,600
Countrywide Capital III, Junior Subordinated Notes	8.050%	6/15/27	120,000		123,600
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	1,200,000		1,350,000	(a)
International Lease Finance Corp., Senior Notes	8.875%	9/1/17	3,330,000		3,754,575
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	580,000		635,825
MBNA Capital A, Junior Subordinated Notes	8.278%	12/1/26	1,480,000		1,517,000
Residential Capital LLC, Junior Secured Notes	9.625%	5/15/15	1,440,000		1,452,600

Total Diversified Financial Services					11,496,187

Insurance - 0.2%
Dai-ichi Life Insurance Co., Ltd., Subordinated Notes	7.250%	7/25/21	590,000		583,247	(a)(e)(g)
ING Capital Funding Trust III, Junior Subordinated Bonds	3.903%	6/30/11	490,000		475,093	(e)(g)

Total Insurance					1,058,340

TOTAL FINANCIALS					31,147,762

HEALTH CARE - 3.6%
Health Care Equipment & Supplies - 0.1%

Biomet Inc., Senior Toggle Notes	10.375%	10/15/17	510,000		560,363	(d)

Health Care Providers & Services - 3.2%
American Renal Holdings, Senior Notes	9.750%	3/1/16	1,490,000		1,471,375	(a)(d)
American Renal Holdings, Senior Secured Notes	8.375%	5/15/18	1,520,000		1,603,600
CRC Health Corp., Senior Subordinated Notes	10.750%	2/1/16	5,030,000		5,092,875
Fresenius U.S. Finance II Inc., Senior Notes	9.000%	7/15/15	2,015,000		2,309,694	(a)
HCA Holdings Inc., Senior Notes	7.750%	5/15/21	2,240,000		2,335,200	(a)
HCA Inc., Notes	7.690%	6/15/25	1,675,000		1,595,437
HCA Inc., Senior Secured Notes	9.625%	11/15/16	31,000		33,403	(d)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
HCA Inc., Senior Secured Notes	7.875%	2/15/20	535,000	$581,812
Tenet Healthcare Corp., Senior Notes	6.875%	11/15/31	590,000	488,963
Universal Hospital Services Inc., Senior Secured Notes	3.834%	6/1/15	1,080,000	1,047,600	(e)
Universal Hospital Services Inc., Senior Secured Notes	8.500%	6/1/15	300,000	313,125	(d)
Vanguard Health Holdings Co., II LLC, Senior Notes	8.000%	2/1/18	1,635,000	1,673,831

Total Health Care Providers & Services				18,546,915

Pharmaceuticals - 0.3%
Giant Funding Corp., Senior Secured Notes	8.250%	2/1/18	1,630,000	1,672,787	(a)

TOTAL HEALTH CARE				20,780,065

INDUSTRIALS - 13.5%
Aerospace & Defense - 2.1%
Acquisition Co. Lanza Parent, Senior Secured Notes	10.000%	6/1/17	1,110,000	1,223,775	(a)
FGI Operating Co. Inc., Senior Secured Notes	10.250%	8/1/15	1,525,000	1,626,031
Kratos Defense & Security Solutions Inc., Senior Secured Notes	10.000%	6/1/17	1,300,000	1,433,250
Northrop Grumman Corp., Senior Notes	6.875%	3/15/18	900,000	939,375	(a)
Northrop Grumman Corp., Senior Notes	7.125%	3/15/21	900,000	938,250	(a)
Triumph Group Inc., Senior Notes	8.625%	7/15/18	1,660,000	1,830,150
Wyle Services Corp., Senior Subordinated Notes	10.500%	4/1/18	3,840,000	4,099,200	(a)

Total Aerospace & Defense				12,090,031

Airlines - 1.8%
American Airlines Pass-Through Trust, Secured Notes	7.000%	1/31/18	960,000	931,200	(a)
Continental Airlines Inc.	8.388%	11/1/20	709,597	716,693
Continental Airlines Inc., Pass-Through Certificates	7.373%	12/15/15	942,638	944,995
Continental Airlines Inc., Pass-Through Certificates, Subordinated Secured Notes	7.339%	4/19/14	1,423,122	1,416,007
Continental Airlines Inc., Senior Secured Notes	6.750%	9/15/15	1,260,000	1,271,025	(a)
DAE Aviation Holdings Inc., Senior Notes	11.250%	8/1/15	1,815,000	1,919,362	(a)
Delta Air Lines Inc., Pass-Through Certificates	8.954%	8/10/14	279,562	290,045
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	528,284	545,454
Delta Air Lines Inc., Pass-Through Certificates, Subordinated Secured Notes	9.750%	12/17/16	820,633	869,871
Delta Air Lines Inc., Senior Secured Notes	9.500%	9/15/14	813,000	863,813	(a)
United Air Lines Inc., Senior Secured Notes	9.875%	8/1/13	405,000	427,781	(a)

Total Airlines				10,196,246

Building Products - 0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, step bond	0.000%	6/30/15	1,003,200	601,920	(a)(f)
Griffon Corp., Senior Notes	7.125%	4/1/18	1,190,000	1,210,825	(a)

Total Building Products				1,812,745

Commercial Services & Supplies - 2.0%
ACCO Brands Corp., Senior Secured Notes	10.625%	3/15/15	2,335,000	2,632,713
Altegrity Inc., Senior Subordinated Notes	11.750%	5/1/16	3,700,000	3,959,000	(a)
American Reprographics Co., Senior Notes	10.500%	12/15/16	1,490,000	1,612,925	(a)
Geo Group Inc., Senior Notes	7.750%	10/15/17	2,305,000	2,457,706
RSC Equipment Rental Inc./RSC Holdings III LLC, Senior Notes	8.250%	2/1/21	870,000	904,800	(a)

Total Commercial Services & Supplies				11,567,144

Construction & Engineering - 0.3%
Abengoa Finance SAU, Senior Notes	8.875%	11/1/17	1,500,000	1,496,250	(a)

Electrical Equipment - 0.3%
NES Rentals Holdings Inc., Senior Secured Notes	12.250%	4/15/15	1,965,000	1,930,613	(a)

Industrial Conglomerates - 0.3%
Leucadia National Corp., Senior Notes	8.125%	9/15/15	1,590,000	1,756,950

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Marine - 1.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.625%	11/1/17	2,760,000		$2,856,600
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc., Senior Notes	8.125%	2/15/19	920,000		926,900	(a)
Trico Shipping AS, Senior Secured Notes	13.875%	11/1/14	2,343,808		1,901,414	(a)

Total Marine					5,684,914

Road & Rail - 3.5%
Florida East Coast Holdings Corp., Senior Notes	10.500%	8/1/17	3,060,000		3,128,850	(a)(d)
Florida East Coast Industries Inc., Senior Secured Notes	8.125%	2/1/17	2,380,000		2,484,125	(a)
Jack Cooper Holdings Corp., Senior Secured Notes	12.750%	12/15/15	2,297,000		2,434,820	(a)
Kansas City Southern de Mexico, Senior Notes	12.500%	4/1/16	3,787,000		4,601,205
Kansas City Southern de Mexico, Senior Notes	8.000%	2/1/18	745,000		812,050
Kansas City Southern Railway, Senior Notes	13.000%	12/15/13	370,000		441,225
Kansas City Southern Railway, Senior Notes	8.000%	6/1/15	295,000		320,075
Quality Distribution LLC/QD Capital Corp., Senior Secured Notes	9.875%	11/1/18	3,220,000		3,340,750	(a)
RailAmerica Inc., Senior Secured Notes	9.250%	7/1/17	2,454,000		2,714,737

Total Road & Rail					20,277,837

Trading Companies & Distributors - 0.4%
H&E Equipment Services Inc., Senior Notes	8.375%	7/15/16	1,950,000		2,049,937

Transportation - 1.4%
Hapag-Lloyd AG, Senior Notes	9.750%	10/15/17	3,020,000		3,238,950	(a)
Syncreon Global Ireland Ltd./Syncreon Global Finance US Inc., Senior Notes	9.500%	5/1/18	4,670,000		4,833,450	(a)

Total Transportation					8,072,400

Transportation Infrastructure - 0.1%
Aguila 3 SA, Senior Secured Notes	7.875%	1/31/18	670,000		683,400	(a)

TOTAL INDUSTRIALS					77,618,467

INFORMATION TECHNOLOGY - 3.5%
Electronic Equipment, Instruments & Components - 0.8%
NXP BV/NXP Funding LLC, Senior Secured Notes	9.750%	8/1/18	4,010,000		4,491,200	(a)

IT Services - 1.5%
Ceridian Corp., Senior Notes	12.250%	11/15/15	1,682,700		1,758,422	(d)
First Data Corp., Senior Notes	10.550%	9/24/15	65,069		67,428	(d)
First Data Corp., Senior Notes	11.250%	3/31/16	6,180,000		6,156,825
Interactive Data Corp., Senior Notes	10.250%	8/1/18	930,000		1,034,625	(a)(h)

Total IT Services					9,017,300

Semiconductors & Semiconductor Equipment - 1.2%
CDW LLC/CDW Finance Corp., Senior Notes	11.000%	10/12/15	810,000		878,850
CDW LLC/CDW Finance Corp., Senior Notes	11.500%	10/12/15	1,500,000		1,620,000	(d)
Freescale Semiconductor Inc., Senior Notes	10.750%	8/1/20	310,000		347,975	(a)
Freescale Semiconductor Inc., Senior Secured Notes	9.250%	4/15/18	500,000		547,500	(a)
Freescale Semiconductor Inc., Senior Subordinated Notes	10.125%	12/15/16	2,065,000		2,194,062
MEMC Electronic Materials Inc., Senior Notes	7.750%	4/1/19	1,150,000		1,177,313	(a)

Total Semiconductors & Semiconductor Equipment					6,765,700

TOTAL INFORMATION TECHNOLOGY					20,274,200

MATERIALS - 8.2%
Chemicals - 2.3%
CF Industries Inc., Senior Notes	7.125%	5/1/20	1,070,000		1,214,450
FMC Finance III SA, Senior Notes	6.875%	7/15/17	140,000		147,875
Georgia Gulf Corp., Senior Secured Notes	9.000%	1/15/17	1,150,000		1,259,250	(a)
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, Senior Secured Notes	9.000%	11/15/20	1,060,000		1,099,088	(a)
Ineos Finance PLC, Senior Secured Notes	9.000%	5/15/15	1,490,000		1,625,962	(a)
Kerling PLC, Senior Secured Notes	10.625%	1/28/17	1,334,000	EUR	2,060,693	(a)
LBI Escrow Corp., Senior Secured Notes	8.000%	11/1/17	206,000		227,115	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Lyondell Chemical Co., Senior Secured Notes	11.000%	5/1/18	2,615,445		$2,935,837
Solutia Inc., Senior Notes	7.875%	3/15/20	1,760,000		1,909,600
Texas Petrochemical Corp. Group LLC, Senior Secured Notes	8.250%	10/1/17	890,000		941,175	(a)

Total Chemicals					13,421,045

Containers & Packaging - 2.2%
Ardagh Packaging Finance PLC, Senior Notes	9.125%	10/15/20	2,110,000		2,284,075	(a)
Ardagh Packaging Finance PLC, Senior Secured Notes	7.375%	10/15/17	640,000	EUR	927,415	(a)
Berry Plastics Corp., Senior Secured Notes	9.500%	5/15/18	830,000		825,850
Berry Plastics Holding Corp.	10.250%	3/1/16	900,000		875,250
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, Senior Notes	9.000%	4/15/19	2,290,000		2,370,150	(a)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, Senior Notes	8.250%	2/15/21	1,790,000		1,772,100	(a)
Solo Cup Co., Senior Secured Notes	10.500%	11/1/13	440,000		459,800
Viskase Cos. Inc., Senior Secured Notes	9.875%	1/15/18	2,510,000		2,704,525	(a)(f)
Viskase Cos. Inc., Senior Secured Notes	9.875%	1/15/18	100,000		107,750	(a)(f)

Total Containers & Packaging					12,326,915

Metals & Mining - 2.0%
Atkore International Inc., Senior Secured Notes	9.875%	1/1/18	2,000,000		2,135,000	(a)
FMG Resources (August 2006) Pty Ltd., Senior Notes	7.000%	11/1/15	890,000		923,375	(a)
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	3,720,000		3,836,250	(a)
Novelis Inc., Senior Notes	8.750%	12/15/20	2,350,000		2,585,000	(a)
Ryerson Holding Corp., Senior Secured Notes	0.000%	2/1/15	4,000,000		2,110,000

Total Metals & Mining					11,589,625

Paper & Forest Products - 1.7%
Appleton Papers Inc., Senior Secured Notes	11.250%	12/15/15	3,777,000		3,663,690
NewPage Corp., Senior Secured Notes	11.375%	12/31/14	2,660,000		2,663,325
Smurfit Capital Funding PLC, Debentures	7.500%	11/20/25	180,000		171,900
Verso Paper Holdings LLC, Senior Secured Notes	11.500%	7/1/14	2,390,000		2,611,075
Verso Paper Holdings LLC, Senior Subordinated Notes	11.375%	8/1/16	780,000		826,800

Total Paper & Forest Products					9,936,790

TOTAL MATERIALS					47,274,375

TELECOMMUNICATION SERVICES - 8.2%
Diversified Telecommunication Services - 4.9%
Cincinnati Bell Inc., Senior Notes	8.375%	10/15/20	370,000		363,525
Cincinnati Bell Telephone Co., Senior Debentures	6.300%	12/1/28	1,130,000		904,000
Cogent Communications Group Inc., Senior Secured Notes	8.375%	2/15/18	1,900,000		1,959,375	(a)
Inmarsat Finance PLC, Senior Notes	7.375%	12/1/17	2,410,000		2,542,550	(a)
Intelsat Jackson Holdings Ltd., Senior Notes	9.500%	6/15/16	970,000		1,023,350
Intelsat Jackson Holdings Ltd., Senior Notes	11.500%	6/15/16	5,710,000		6,123,975
Intelsat Jackson Holdings SA, Senior Notes	7.250%	4/1/19	1,810,000		1,812,262	(a)
Level 3 Financing Inc., Senior Notes	10.000%	2/1/18	1,200,000		1,201,500
Primus Telecommunications Group Inc., Senior Subordinated Secured Notes	14.250%	5/20/13	600,000		606,000	(d)
Sunrise Communications Holdings SA, Senior Secured Notes	8.500%	12/31/18	297,000	EUR	446,163	(a)
Sunrise Communications International SA, Senior Secured Notes	7.000%	12/31/17	250,000	EUR	368,472	(a)
TW Telecom Holdings Inc., Senior Notes	8.000%	3/1/18	1,430,000		1,542,613
West Corp., Senior Notes	8.625%	10/1/18	1,450,000		1,526,125	(a)
West Corp., Senior Notes	7.875%	1/15/19	2,130,000		2,169,937	(a)
Wind Acquisition Finance SA, Senior Secured Notes	7.250%	2/15/18	1,670,000		1,745,150	(a)
Wind Acquisition Holdings Finance SpA, Senior Notes	12.250%	7/15/17	1,766,580		2,137,562	(a)(d)
Windstream Corp., Senior Notes	7.750%	10/1/21	320,000		325,200	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Windstream Corp., Senior Notes	7.500%	4/1/23	1,610,000	$1,585,850	(a)

Total Diversified Telecommunication Services				28,383,609

Wireless Telecommunication Services - 3.3%
Buccaneer Merger Sub Inc., Senior Notes	9.125%	1/15/19	2,135,000	2,263,100	(a)
MetroPCS Wireless Inc., Senior Notes	7.875%	9/1/18	1,240,000	1,326,800
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	6,020,000	5,553,450
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	5,265,000	5,600,644
True Move Co., Ltd.	10.750%	12/16/13	305,000	330,162	(a)
True Move Co., Ltd., Notes	10.750%	12/16/13	3,420,000	3,702,150	(a)

Total Wireless Telecommunication Services				18,776,306

TOTAL TELECOMMUNICATION SERVICES				47,159,915

UTILITIES - 6.3%
Electric Utilities - 1.3%
AES Red Oak LLC, Secured Notes	9.200%	11/30/29	240,000	241,200
Astoria Depositor Corp., Pass-Through Certificates	8.144%	5/1/21	1,990,000	1,950,200	(a)
Reliant Energy Mid-Atlantic Power Holdings LLC, Senior Notes	9.681%	7/2/26	3,230,000	3,512,625
Sithe Independence Funding, Notes	9.000%	12/30/13	1,572,458	1,605,778

Total Electric Utilities				7,309,803

Gas Utilities - 0.3%
Ferrellgas LP/Ferrellgas Finance Corp., Senior Notes	6.500%	5/1/21	890,000	863,300	(a)
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	7.375%	3/15/20	1,010,000	1,080,700

Total Gas Utilities				1,944,000

Independent Power Producers & Energy Traders - 4.7%
AES Corp., Senior Notes	8.000%	10/15/17	590,000	634,250
Calpine Corp., Senior Secured Notes	7.875%	7/31/20	480,000	510,000	(a)
Calpine Corp., Senior Secured Notes	7.500%	2/15/21	500,000	517,500	(a)
Calpine Corp., Senior Secured Notes	7.875%	1/15/23	4,400,000	4,565,000	(a)
Dynegy Inc., Bonds	7.670%	11/8/16	865,000	817,425
Edison Mission Energy, Senior Notes	7.625%	5/15/27	1,875,000	1,396,875
Energy Future Holdings Corp., Senior Notes	10.875%	11/1/17	1,520,000	1,269,200
Energy Future Holdings Corp., Senior Notes	11.250%	11/1/17	479,122	396,473	(d)
Energy Future Intermediate Holding Co. LLC, Senior Secured Notes	9.750%	10/15/19	1,280,000	1,313,658
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc., Senior Secured Notes	10.000%	12/1/20	4,666,000	4,944,444
Foresight Energy LLC/Foresight Energy Corp., Senior Notes	9.625%	8/15/17	2,430,000	2,615,287	(a)
Mirant Americas Generation LLC, Senior Notes	9.125%	5/1/31	2,600,000	2,684,500
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	4,043,322	4,568,954
NRG Energy Inc., Senior Notes	7.375%	2/1/16	100,000	103,500
NRG Energy Inc., Senior Notes	7.375%	1/15/17	875,000	912,187

Total Independent Power Producers & Energy Traders				27,249,253

TOTAL UTILITIES				36,503,056

TOTAL CORPORATE BONDS & NOTES (Cost - $467,413,799)				483,803,365

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%
BlackRock Capital Finance LP, 1996-R1 (Cost - $201,696)	9.580%	9/25/26	228,769	27,624	(e)(h)

COLLATERALIZED SENIOR LOANS - 2.1%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.1%

CityCenter Holdings LLC, Term Loan	7.500%	1/13/15	510,000	513,612	(i)

Media - 0.2%
Newsday LLC, Term Loan B	10.500%	8/1/13	1,000,000	1,063,750	(i)

TOTAL CONSUMER DISCRETIONARY				1,577,362

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
FINANCIALS - 0.6%
Real Estate Management & Development - 0.6%
Realogy Corp., Term Loan	13.500%	10/15/17	3,000,000	$3,247,500	(i)

INDUSTRIALS - 0.4%
Aerospace & Defense - 0.4%
Hawker Beechcraft Acquisition Co. LLC, Term Loan	2.246 - 2.307%	3/26/14	2,746,524	2,411,791	(i)

TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
Vodafone Americas Finance 2 Inc., Term Loan	6.875%	8/11/15	3,288,098	3,304,538	(i)

UTILITIES - 0.2%
Electric Utilities - 0.2%
Texas Competitive Electric Holdings Co. LLC, Term Loan B3	3.746 - 3.803%	10/10/14	1,599,284	1,343,399	(i)

TOTAL COLLATERALIZED SENIOR LOANS (Cost - $11,184,265)				11,884,590

CONVERTIBLE BONDS & NOTES - 1.1%
CONSUMER DISCRETIONARY - 0.6%
Diversified Consumer Services - 0.6%
Realogy Corp., Senior Subordinated Bonds	11.000%	4/15/18	3,035,000	3,308,150	(a)(h)

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
James River Coal Co., Senior Notes	3.125%	3/15/18	140,000	148,470	(a)

INDUSTRIALS - 0.4%
Marine - 0.4%
Horizon Lines Inc., Senior Notes	4.250%	8/15/12	3,275,000	2,546,312

MATERIALS - 0.1%
Chemicals - 0.1%
Hercules Inc.	6.500%	6/30/29	770,000	607,338

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $5,936,912)				6,610,270

SOVEREIGN BONDS - 0.1%
Russia - 0.1%
Russian Foreign Bond-Eurobond, Senior Bonds (Cost - $746,105)	7.500%	3/31/30	680,132	792,782	(a)

			SHARES
COMMON STOCKS - 2.5%
CONSUMER DISCRETIONARY - 1.5%
Media - 1.5%
Charter Communications Inc., Class A Shares			167,471	8,479,057	*
Citadel Broadcasting Corp., Class A Shares			1,441	49,354	*

TOTAL CONSUMER DISCRETIONARY				8,528,411

ENERGY - 0.7%
Energy Equipment & Services - 0.6%
Turbo Beta Ltd.			313,773,088	3,593,329	(h)

Oil, Gas & Consumable Fuels - 0.1%
SemGroup Corp., Class A Shares			13,610	383,258	*

TOTAL ENERGY				3,976,587

INDUSTRIALS - 0.1%
Building Products - 0.1%
Ashton Woods USA LLC, Class B Membership			346	155,717	(f)(h)

Nortek Inc.			4,800	206,400	*

TOTAL INDUSTRIALS				362,117

MATERIALS - 0.2%
Chemicals - 0.2%
Georgia Gulf Corp.			19,463	720,131	*
LyondellBasell Industries NV, Class A Shares			18,618	736,342	*

TOTAL MATERIALS				1,456,473

TOTAL COMMON STOCKS (Cost - $8,283,040)				14,323,588

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	RATE		SHARES	VALUE
CONVERTIBLE PREFERRED STOCKS - 0.8%
FINANCIALS - 0.8%
Diversified Financial Services - 0.8%
Bank of America Corp. (Cost - $4,813,291)	7.250%		4,800	$4,852,752

PREFERRED STOCKS - 2.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
CMP Susquehanna Radio Holdings Corp.			40,019	400	*(a)(e)

FINANCIALS - 2.0%
Commercial Banks - 0.2%
Banesto Holdings Ltd.	10.500%		55,200	1,383,450	(a)

Consumer Finance - 0.7%
Ally Financial Inc., Series A	8.500%		31,850	792,110	*(e)
GMAC Capital Trust I	8.125%		128,900	3,286,950	*(e)

Total Consumer Finance				4,079,060

Diversified Financial Services - 1.1%
Citigroup Capital XII	8.500%		167,900	4,420,807	(e)
Citigroup Capital XIII	7.875%		61,950	1,697,430	(e)

Total Diversified Financial Services				6,118,237

TOTAL FINANCIALS				11,580,747

TOTAL PREFERRED STOCKS (Cost - $11,279,468)				11,581,147

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.1%
Buffets Restaurant Holdings		4/28/14	3,104	31	*(f)(h)
Charter Communications Inc.		11/30/14	3,493	35,803	*
CMP Susquehanna Radio Holdings Co.		3/23/19	45,731	0	*(a)(f)(h)(j)
Jack Cooper Holdings Corp.		12/15/17	2,297	126,335	*
Nortek Inc.		12/7/14	5,120	40,960	*(f)(h)
SemGroup Corp.		11/30/14	14,326	146,842	*(f)
Turbo Beta Ltd.		11/1/14	1	0	*(f)(h)(j)

TOTAL WARRANTS (Cost - $73,524)				349,971

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $509,932,100)				534,226,089

		MATURITY DATE	FACE AMOUNT †
SHORT-TERM INVESTMENTS - 4.2%
U.S. Government Agencies - 0.0%
Federal National Mortgage Association (FNMA), Discount Notes	0.500 - 0.240%	5/9/11	109,000	108,979	(k)(l)
Federal National Mortgage Association (FNMA), Discount Notes	0.160%	5/16/11	3,000	3,000	(k)(l)

Total U.S. Government Agencies (Cost - $111,979)				111,979

Repurchase Agreements - 4.2%
Deutsche Bank Securities Inc. repurchase agreement dated 3/31/11; Proceeds at maturity - $24,326,101; (Fully collateralized by U.S. government agency obligations, 3.500% due 8/17/20; Market value - $24,812,519) (Cost - $24,326,000)	0.150%	4/1/11	24,326,000	24,326,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $24,437,979)				24,437,979

TOTAL INVESTMENTS - 96.9% (Cost - $534,370,079#)				558,664,068
Other Assets in Excess of Liabilities - 3.1%				17,648,066

TOTAL NET ASSETS - 100.0%				$576,312,134

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2011

(b)	The coupon payment on these securities are currently in default as of March 31, 2011.

(c)	The maturity principal is currently in default as of March 31, 2011.

(d)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(e)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(f)	Illiquid security.

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(i)	Interest rates disclosed represent the effective rates on collateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	Value is less than $1.

(k)	Rate shown represents yield-to-maturity.

(l)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

EUR	— Euro

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Yield Portfolio (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the last quoted bid price provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Corporate bonds & notes	—	$483,803,365	—	$483,803,365
Collateralized mortgage obligations	—	—	$27,624	27,624
Collateralized senior loans	—	11,884,590	—	11,884,590
Convertible bonds & notes	—	3,302,120	3,308,150	6,610,270
Sovereign bonds	—	792,782	—	792,782
Common stocks	$10,574,542	—	3,749,046	14,323,588

Notes to Schedule of Investments (unaudited) (continued)

Convertible preferred stocks	4,852,752	—	—	4,852,752
Preferred stocks	10,197,297	1,383,850	—	11,581,147
Warrants	182,645	126,335	40,991	349,971

Total long-term investments	$25,807,236	$501,293,042	$7,125,811	$534,226,089

Short-term investments†	—	24,437,979	—	24,437,979

Total investments	$25,807,236	$525,731,021	$7,125,811	$558,664,068

Other financial instruments:
Futures contracts	$200,535	—	—	$200,535

Total	$26,007,771	$525,731,021	$7,125,811	$558,864,603

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$134,369	—	—	$134,369
Forward foreign currency contracts	—	$221,002	—	221,002

Total	$134,369	$221,002	—	$355,371

†	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	CORPORATE BONDS & NOTES	COLLATERALIZED MORTGAGE OBLIGATIONS	COLLATERALIZED SENIOR LOANS	CONVERTIBLE BONDS & NOTES	COMMON STOCKS	PREFERRED STOCKS	WARRANTS	TOTAL
Balance as of December 31, 2010	$2,338,820	$27,180	$3,227,700	—	$155,717	$4	$93,303	$5,842,724
Accrued premiums/discounts	1,512	179	925	$12,129	—	—	—	14,745
Realized gain(loss)(1)	—	(29,825)	—	—	—	—	(12)	(29,837)
Change in unrealized appreciation (depreciation)(2)	216,163	30,090	(67,332)	1,160,496	455,598	396	74,035	1,869,446
Net purchases (sales)	—	—	(3,161,293)	2,135,525	3,137,731	—	—	2,111,963
Transfers into Level 3	—	—	—	—	—	—	—	—
Transfers out of Level 3	(2,556,495)	—	—	—	—	(400)	(126,335)	(2,683,230)

Balance as of March 31, 2011	$—	$27,624	$—	$3,308,150	3,749,046	—	$40,991	$7,125,811

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2011(2)	—	$30,090	—	$1,160,496	$455,598	—	$5,125	$1,651,309

(1)	This amount is included in net realized gain (loss) from investment transactions.

(2)

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Notes to Schedule of Investments (unaudited) (continued)

(c) Forward Foreign Currency Contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Futures Contracts. The Fund uses futures contracts to gain exposure to, or hedge against, changes in the value of interest rates foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(g) Credit and Market Risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(h) Counterparty Risk and Credit-Risk-Related Contingent Features of Derivative Instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its

Notes to Schedule of Investments (unaudited) (continued)

trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of March 31, 2011, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $221,002. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(i) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$41,149,000
Gross unrealized depreciation	(16,855,011)

Net unrealized appreciation	$24,293,989

At March 31, 2011, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	BASIS VALUE	MARKET VALUE	UNREALIZED GAIN (LOSS)
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	54	6/11	$6,471,840	$6,672,375	$200,535
Contracts to Sell:
U.S. Treasury 5-Year Notes	217	6/11	25,208,858	25,343,227	(134,369)

Net unrealized gain on open futures contracts					$66,166

At March 31, 2011, the Fund had the following open forward foreign currency contracts:

FOREIGN CURRENCY	COUNTERPARTY	LOCAL CURRENCY	MARKET VALUE	SETTLEMENT DATE	UNREALIZED LOSS
Contracts to Sell:
Euro	Citibank, N.A.	1,325,903	$1,877,305	5/18/11	$(70,301)
Euro	Credit Suisse First Boston Inc.	2,742,940	3,883,644	5/18/11	(95,919)
Euro	Royal Bank of Scotland	1,300,000	1,840,630	5/18/11	(54,782)

Net unrealized loss on open forward foreign currency contracts					$(221,002)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at March 31, 2011.

	Futures Contracts		Forward Foreign Currency Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Unrealized Appreciation	Unrealized Depreciation	Total
Interest Rate Contracts	$200,535	($134,369)	—	—	$66,166

Notes to Schedule of Investments (unaudited) (continued)

Foreign Exchange Contracts	—	—	—	($221,002)	(221,002)

Total	$200,535	($134,369)	—	($221,002)	($154,836)

During the period ended March 31, 2011, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$6,714,984

Futures contracts (to sell)	25,489,872

Forward foreign currency contracts (to buy)†	811,519

Forward foreign currency contracts (to sell)	8,192,960

†	At March 31, 2011, there were no open positions held in this derivative.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/S/ R. JAY GERKEN
R. Jay Gerken President and Director

Date:	May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken President and Director

Date:	May 24, 2011

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak Principal Financial and Accounting Officer

Date:	May 24, 2011